Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Jensen Global Quality Growth Fund (the “Fund”)
A series of Trust for Professional Managers

Supplement dated January 27, 2023 to the Prospectus,
Summary Prospectus and the Statement of Additional Information (“SAI”), as supplemented, each dated September 30, 2022

This supplement makes the following amendments to disclosures in the Fund’s Summary Prospectus, Prospectus and SAI, each dated September 30, 2022:

Effective January 1, 2023, Mr. Jeffrey D. Wilson, CFA®, has been added as a portfolio manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Mr. Wilson as a portfolio manager:

Summary Prospectus and Prospectus

The disclosure under the section titled “Management – Portfolio Managers” on page 4 of the Summary Prospectus and page 11 of the Prospectus is amended to read as follows:

Portfolio Managers
The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Eric H. Schoenstein	Since April 2020	Chief Investment Officer and Managing Director
Robert D. McIver	Since April 2020	President and Managing Director
Allen T. Bond	Since April 2020	Head of Research and Managing Director
Kevin J. Walkush	Since April 2020	Head of ESG and Portfolio Manager
Jeffrey D. Wilson	Since January 2023	Portfolio Manager

Prospectus

The disclosure under the section titled “Management of the Fund – Portfolio Managers” beginning on page 20 is amended to read as follows:

Portfolio Managers
Each Fund is managed by a team composed of the Adviser’s investment team for the Funds, which is responsible for all of the Funds’ investment decisions. All members of each Fund’s portfolio management team share responsibility in managing the Fund and making decisions regarding the Fund’s investments. The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team, and each member’s ownership of securities in the Fund. The investment team for the Quality Value Fund is composed of Eric H. Schoenstein, Kurt M. Havnaer, Adam D. Calamar and Tyra S. Pratt. The investment team for the Global Quality Growth Fund is composed of Eric H. Schoenstein, Robert D. McIver, Allen T. Bond, Kevin J. Walkush and Jeffrey D. Wilson.

Within the same section, the following disclosure is added forMr. Wilson on page 21 of the Prospectus:

Jeffrey D. Wilson, CFA®
Jeffrey D. Wilson serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Mr. Wilson, CFA, Portfolio Manager, has been employed by the Adviser since July 2019, previously holding the position of Business Analyst through December 2022, and has over 17 years of experience in

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
the investment management industry. Mr. Wilson joined the Adviser from Scharf Investments, LLC (“Scharf”) where he held the position of Senior Research Analyst. In that role, Mr. Wilson provided global equity research coverage of domestic and international stocks. Prior to Scharf, he was an Analyst and Portfolio Manager at Freestone Capital Management, LLC, performing due diligence on several all-cap quality strategies during his six-year tenure. Mr. Wilson began his career at ICM Asset Management as a Research Analyst in 2005.

SAI

The section titled “Management of the Funds – Portfolio Managers”, beginning on page 15 is amended to read as follows:

Portfolio Managers
The Quality Value Fund is managed by an investment team consisting of Eric H. Schoenstein, Kurt M. Havnaer, Adam D. Calamar and Tyra S. Pratt. The Global Quality Growth Fund is managed by an investment team consisting of Eric H. Schoenstein, Robert D. McIver, Allen T. Bond, Kevin J. Walkush and Jeffrey D. Wilson. The following provides information regarding other accounts managed by the Funds’ portfolio managers as of May 31, 2022.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Eric H. Schoenstein
Other Registered Investment Companies	1	$10,031	0	$0
Other Pooled Investment Vehicles	5	$1,505	0	$0
Other Accounts	101	$565	0	$0

Kurt M. Havnaer
Other Registered Investment Companies	1	$10,031	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam D. Calamar
Other Registered Investment Companies	1	$10,031	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Robert D. McIver
Other Registered Investment Companies	1	$10,031	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	37	$63	0	$0

Allen T. Bond
Other Registered Investment Companies	1	$10,031	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Kevin J. Walkush
Other Registered Investment Companies	1	$10,031	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Accounts	0	$0	0	$0

Tyra S. Pratt
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Jeffrey D. Wilson*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*    Assets and amounts for Mr. Wilson are as of December 31, 2022.

The section titled “Management of the Funds – Portfolio Managers – Ownership of Securities in the Funds by the Portfolio Managers” on page 17 is amended as follows:

As of May 31, 2022, the Portfolio Managers beneficially owned securities in the Funds as follows:

Dollar Range of Equity Securities in the
Name of Portfolio Manager	Quality Value Fund(1)	Global Quality Growth Fund(1)
Eric H. Schoenstein	$500,001 - $1,000,000	Over $1,000,000
Adam D. Calamar	$100,001-$500,000	$100,001 - $500,000
Kurt M. Havnaer	$10,001-$50,000	None
Robert McIver	$500,001 - $1,000,000	$500,001 - $1,000,000
Allen T. Bond	$100,001 - $500,000	$100,001 - $500,000
Kevin J. Walkush	$100,001 - $500,000	$100,001 - $500,000
Tyra S. Pratt	$10,001 - $50,000	$1 - $10,000
Jeffrey D. Wilson(2)	None	$100,001 - $500,000
(1)    The dollar range shown above includes Fund shares beneficially owned by the investment team member’s account in the Adviser’s Profit Sharing Plan.
(2)    The dollar ranges for Mr. Wilson are as of December 31, 2022.

Please retain this supplement with your Summary Prospectus, Prospectus and SAI